Payden Limited Maturity Fund

Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (25%
)
9,000,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.200%), 5.67%,
6/15/36 (a)(b) $ 8,778
2,120,334 AEP Texas Restoration Funding LLC 2019-1,
2.06%, 2/01/27  2,071
6,400,000 Ally Auto Receivables Trust 2022-3, 5.29%,
6/16/25  6,411
1,619,289 American Credit Acceptance Receivables Trust
2022-1 144A, 0.99%, 12/15/25 (a) 1,609
5,088,793 American Credit Acceptance Receivables Trust
2022-4 144A, 6.20%, 5/13/26 (a) 5,101
8,700,000 American Credit Acceptance Receivables Trust
2022-1 144A, 1.68%, 9/14/26 (a) 8,517
3,000,000 American Credit Acceptance Receivables Trust
2023-1 144A, 5.45%, 9/14/26 (a) 3,000
2,830,509 ARI Fleet Lease Trust 2021-A 144A, 0.37%,
3/15/30 (a) 2,788
4,381,484 Atlas Senior Loan Fund III Ltd. 2013-1A
144A, (3 mo. LIBOR USD + 0.830%), 5.48%,
11/17/27 (a)(b) 4,354
6,943,351 Bain Capital Credit CLO Ltd. 2017-1A 144A, (3
mo. LIBOR USD + 0.970%), 5.78%, 7/20/30 (a)
(b) 6,893
995,908 Bank of The West Auto Trust 2019-1 144A,
2.51%, 10/15/24 (a) 991
2,008,818 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 5.61%, 1/20/28 (a)(b) 1,998
658,977 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 5.75%,
2/16/37 (a)(b) 660
3,153,082 Benefit Street Partners CLO II Ltd. 2013-IIA
144A, (3 mo. LIBOR USD + 0.870%), 5.66%,
7/15/29 (a)(b) 3,129
2,627,422 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 1,951
4,862,220 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
LIBOR USD + 0.990%), 5.78%, 4/15/29 (a)(b) 4,831
11,650,000 Capital One Prime Auto Receivables Trust 2022-
2, 3.74%, 9/15/25  11,541
7,700,000 CarMax Auto Owner Trust 2023-1, 5.23%,
1/15/26  7,706
1,906,176 Carvana Auto Receivables Trust 2021-P3,
0.38%, 1/10/25  1,892
2,025,250 Carvana Auto Receivables Trust 2021-P4,
0.82%, 4/10/25  2,007
6,261,955 Carvana Auto Receivables Trust 2022-P3,
4.42%, 12/10/25  6,229
2,350,925 CCG Receivables Trust 2021-1 144A, 0.30%,
6/14/27 (a) 2,278
1,091,506 CCG Receivables Trust 2020-1 144A, 0.54%,
12/14/27 (a) 1,072
7,061,326 CHCP Ltd. 2021-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
5.65%, 2/15/38 (a)(b) 6,968
842,418 Chesapeake Funding II LLC 2020-1A 144A,
0.87%, 8/15/32 (a) 835
5,102,213 Chesapeake Funding II LLC 2021-1A 144A, (1
mo. LIBOR USD + 0.230%), 4.68%, 4/15/33 (a)
(b) 5,085
7,604,852 CIFC Funding Ltd. 2017-4A 144A, (3 mo.
LIBOR USD + 0.950%), 5.77%, 10/24/30 (a)(b) 7,539
Principal
or Shares Security Description
Value
(000)
986,327 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
5.85%, 8/20/35 (a)(b) $ 972
1,029,379 CNH Capital Canada Receivables Trust 2021-2A
144A, 0.87%, 12/16/24 CAD (a)(c) 770
1,310,543 CNH Equipment Trust 2021-B, 0.22%, 8/15/24  1,308
425,499 Commonbond Student Loan Trust 2017-AGS
144A, (1 mo. LIBOR USD + 0.850%), 5.36%,
5/25/41 (a)(b) 419
2,940,500 Dell Equipment Finance Trust 2022-2 144A,
3.06%, 7/24/23 (a) 2,937
3,426,083 Dell Equipment Finance Trust 2021-2 144A,
0.33%, 12/22/26 (a) 3,397
12,700,000 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.920%), 5.71%, 10/15/30 (a)(b) 12,579
1,496,746 DLLAA LLC 2021-1A 144A, 0.36%, 5/17/24 (a) 1,492
5,000,000 DLLAD LLC 2023-1A 144A, 5.01%, 2/20/24 (a) 5,000
2,765,876 DLLAD LLC 2021-1A 144A, 0.35%, 9/20/24 (a) 2,729
10,978,694 Dryden 36 Senior Loan Fund 2014-36A 144A, (3
mo. LIBOR USD + 1.020%), 5.81%, 4/15/29 (a)
(b) 10,933
6,764,053 Enterprise Fleet Financing LLC 2022-3 144A,
3.61%, 8/20/23 (a) 6,743
10,559,289 Enterprise Fleet Financing LLC 2022-4 144A,
5.15%, 11/20/23 (a) 10,557
199,835 Enterprise Fleet Financing LLC 2020-1 144A,
1.78%, 12/22/25 (a) 199
3,900,024 Enterprise Fleet Financing LLC 2020-2 144A,
0.61%, 7/20/26 (a) 3,811
2,493,082 Enterprise Fleet Funding LLC 2021-1 144A,
0.44%, 12/21/26 (a) 2,422
2,721,620 Exeter Automobile Receivables Trust 2022-4A,
3.99%, 8/15/24  2,717
295,042 Exeter Automobile Receivables Trust 2022-2A,
2.19%, 11/17/25  295
6,100,000 Exeter Automobile Receivables Trust 2022-6A,
5.73%, 11/17/25  6,107
10,177,130 Flagship Credit Auto Trust 2022-3 144A,
4.06%, 10/15/25 (a) 10,105
7,313,496 Flagship Credit Auto Trust 2021-4 144A,
0.81%, 7/17/26 (a) 7,105
5,000,000 Flagship Credit Auto Trust 144A, 5.38%,
12/15/26 (d) 5,000
3,110,872 Flatiron CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.980%), 5.59%, 5/15/30 (a)(b) 3,089
640,390 Ford Auto Securitization Trust 2020-AA 144A,
0.89%, 8/15/24 CAD (a)(c) 477
8,700,000 Ford Credit Auto Lease Trust 2023-A, 5.19%,
6/15/25  8,697
3,240,971 Ford Credit Auto Owner Trust 2022-C, 3.63%,
10/15/23  3,238
7,750,000 Ford Credit Auto Owner Trust 2022-C, 4.52%,
4/15/25  7,724
7,300,000 FS RIALTO 2021-FL2 144A, (1 mo. LIBOR
USD + 1.220%), 5.68%, 5/16/38 (a)(b) 7,024
6,795,235 Galaxy XXIII CLO Ltd. 2017-23A 144A, (3 mo.
LIBOR USD + 0.870%), 5.69%, 4/24/29 (a)(b) 6,738
8,750,000 GM Financial Consumer Automobile Receivables
Trust 2023-1, 5.19%, 3/16/26  8,764
607,548 GMF Canada Leasing Trust 2021-1A 144A,
0.64%, 3/20/24 CAD (a)(c) 455
3,889,104 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 1.180%), 5.63%, 9/15/37 (a)
(b) 3,820

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
729,965 Hpefs Equipment Trust 2022-2A 144A, 1.91%,
5/22/23 (a) $ 729
5,049,598 Hyundai Auto Lease Securitization Trust 2022-A
144A, 0.81%, 4/15/24 (a) 4,991
9,500,000 Hyundai Auto Lease Securitization Trust 2023-A
144A, 5.20%, 4/15/25 (a) 9,523
784,332 Hyundai Auto Receivables Trust 2021-B, 0.24%,
5/15/24  782
9,000,000 KREF Ltd. 2021-FL2 144A, (1 mo. LIBOR USD
+ 1.070%), 5.53%, 2/15/39 (a)(b) 8,755
412,006 Kubota Credit Owner Trust 2021-1A 144A,
0.31%, 4/15/24 (a) 410
4,825,295 Kubota Credit Owner Trust 2021-2A 144A,
0.26%, 6/17/24 (a) 4,779
1,288,864 LCM XX LP 20A 144A, (3 mo. LIBOR USD +
1.040%), 5.85%, 10/20/27 (a)(b) 1,285
8,022,530 LCM XXIV Ltd. 24A 144A, (3 mo. LIBOR USD
+ 0.980%), 5.79%, 3/20/30 (a)(b) 7,960
1,896,504 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 0.950%), 5.75%,
4/19/30 (a)(b) 1,887
1,178,653 Madison Park Funding XLI Ltd. 12A 144A, (3
mo. LIBOR USD + 0.830%), 5.65%, 4/22/27 (a)
(b) 1,169
14,675,452 Madison Park Funding XVII Ltd. 2015-17A
144A, (3 mo. LIBOR USD + 1.000%), 5.82%,
7/21/30 (a)(b) 14,511
5,210,168 Magnetite VII Ltd. 2012-7A 144A, (3 mo.
LIBOR USD + 0.800%), 5.59%, 1/15/28 (a)(b) 5,154
2,275,730 MBarc Credit Canada Inc. 2021-AA 144A,
0.63%, 5/15/24 CAD (a)(c) 1,694
5,300,000 Mercedes-Benz Auto Receivables Trust 2023-1,
5.09%, 1/15/26  5,308
8,064,688 MMAF Equipment Finance LLC 2022-B 144A,
4.92%, 12/01/23 (a) 8,062
392,519 MMAF Equipment Finance LLC 2020-A 144A,
0.74%, 4/09/24 (a) 389
677,248 MMAF Equipment Finance LLC 2021-A 144A,
0.30%, 4/15/24 (a) 677
3,127,934 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 2,874
1,227,074 Navient Private Education Refi Loan Trust 2021-
A 144A, 0.84%, 5/15/69 (a) 1,086
453,080 Navient Private Education Refi Loan Trust 2020-
GA 144A, 1.17%, 9/16/69 (a) 406
5,728,175 Navient Private Education Refi Loan Trust 2021-
CA 144A, 1.06%, 10/15/69 (a) 5,029
513,927 Navient Student Loan Trust 2019-7A 144A, (1
mo. LIBOR USD + 0.500%), 5.01%, 1/25/68 (a)
(b) 514
15,400,000 Neuberger Berman Loan Advisers CLO Ltd.
2017-25A 144A, (3 mo. LIBOR USD +
0.930%), 5.72%, 10/18/29 (a)(b) 15,290
7,500,000 Nissan Auto Lease Trust 2023-A, 5.10%,
3/17/25  7,496
5,330,882 Nissan Auto Receivables Owner Trust 2022-B,
3.69%, 10/16/23  5,324
4,400,000 Nissan Auto Receivables Owner Trust 2022-B,
4.50%, 8/15/25  4,382
1,366,149 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 5.48%,
2/20/28 (a)(b) 1,361
Principal
or Shares Security Description
Value
(000)
5,583,399 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 0.850%), 5.64%, 1/15/29 (a)(b) $ 5,543
5,712,450 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 5.72%, 8/16/32 (a) 5,694
5,508,616 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 6.45%, 12/15/32 (a) 5,513
1,442,821 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 1,395
1,782,852 Santander Consumer Auto Receivables Trust
2021-BA 144A, 1.45%, 10/16/28 (a) 1,753
8,972,858 Santander Drive Auto Receivables Trust 2022-5,
3.98%, 1/15/25  8,940
8,800,000 Santander Drive Auto Receivables Trust 2022-6,
4.37%, 5/15/25  8,769
7,603,745 Santander Drive Auto Receivables Trust 2022-4,
4.05%, 7/15/25  7,584
948,234 SoFi Consumer Loan Program Trust 2021-1
144A, 0.49%, 9/25/30 (a) 927
4,200,000 STWD Ltd. 2021-FL2 144A, (1 mo. LIBOR
USD + 1.200%), 5.67%, 4/18/38 (a)(b) 4,076
2,219,235 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
5.68%, 7/15/38 (a)(b) 2,213
1,126,832 Tesla Auto Lease Trust 2021-A 144A, 0.36%,
3/20/25 (a) 1,120
4,089,528 Tesla Auto Lease Trust 2021-B 144A, 0.36%,
9/22/25 (a) 4,013
310,280 Towd Point Mortgage Trust 2017-5 144A, (1
mo. LIBOR USD + 0.600%), 3.91%, 2/25/57 (a)
(b) 309
10,700,000 Toyota Auto Receivables Owner Trust 2023-A,
5.05%, 1/15/26  10,694
1,423,633 Toyota Lease Owner Trust 2021-B 144A, 0.25%,
3/20/24 (a) 1,418
2,805,202 TRTX Issuer Ltd. 2019-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.564%),
6.05%, 10/15/34 (a)(b) 2,801
10,446,631 Westlake Automobile Receivables Trust 2022-
3A 144A, 4.01%, 10/16/23 (a) 10,434
220,535 Westlake Automobile Receivables Trust 2021-
1A 144A, 0.39%, 10/15/24 (a) 220
1,372,979 Westlake Automobile Receivables Trust 2021-
2A 144A, 0.32%, 4/15/25 (a) 1,361
10,400,000 Westlake Automobile Receivables Trust 2023-
1A 144A, 5.51%, 6/15/26 (a) 10,420
394,971 Wheels SPV 2 LLC 2020-1A 144A, 0.51%,
8/20/29 (a) 391
4,054,173 Wheels SPV 2 LLC 2021-1A 144A, (1 mo.
LIBOR USD + 0.280%), 4.77%, 8/20/29 (a)(b) 4,019
2,762,400 World Omni Auto Receivables Trust 2022-C,
2.97%, 8/15/23  2,760
Total Asset Backed (Cost - $492,791)
488,051
Commercial Paper(d) (18%
)
15,000,000 AEP Credit Inc. , 4.72%, 2/15/23  14,971
15,000,000 Ameren Illinois Co. , 4.73%, 2/21/23  14,959
15,000,000 AT&T Inc. , 4.75%, 2/13/23  14,975
6,650,000 Barclays Bank PLC , 3.10%, 6/09/23  6,608
13,100,000 Bayerische Landesbk Giro. , 5.15%, 10/16/23  12,633
15,000,000 Bell Canada , 4.72%, 2/03/23  14,994
17,000,000 BNP Paribas New York Branch , 3.10%,
10/26/23  16,369
10,000,000 BPCE , 5.19%, 10/06/23  9,657

Principal
or Shares Security Description
Value
(000)
17,000,000 Brookfield Infrastructure Holdings Canada Inc. ,
5.03%, 3/01/23  $ 16,934
10,000,000 DNB Bank Asa , 5.13%, 10/10/23  9,663
15,000,000 Dominion Energy Inc. , 4.79%, 3/01/23  14,943
2,600,000 Duke Energy Corp. , 4.48%, 2/01/23  2,600
1,000,000 Fidelity National Information Services , 4.87%,
3/03/23  996
2,290,000 Fidelity National Information Services , 4.87%,
3/08/23  2,279
8,500,000 Fidelity National Information Services , 4.87%,
3/09/23  8,459
15,000,000 Fiserv Inc. , 4.72%, 2/06/23  14,988
15,000,000 Glencore Funding Inc. , 4.80%, 2/06/23  14,988
3,900,000 Idaho Housing & Finance Association , 4.75%,
4/13/23  3,903
15,000,000 Lloyds Bank Corporate Markets Plc. , 5.19%,
10/06/23  14,485
15,000,000 Marriott International, Inc. , 4.72%, 2/01/23  14,998
15,000,000 National Rural Utilities Cooperative Finance
Corp. , 4.75%, 2/17/23  14,968
15,000,000 NextEra Energy Capital Holdings, Inc. , 4.72%,
2/24/23  14,953
20,000,000 Ontario Teachers Finance Trust , 5.19%, 10/03/23  19,318
15,000,000 PPG Industries Inc. , 4.67%, 2/02/23  14,996
15,000,000 PPL Capital funding Inc. , 4.55%, 2/01/23  14,998
10,000,000 Suncor Energy Inc. , 4.77%, 2/08/23  9,990
5,000,000 Suncor Energy Inc. , 4.77%, 2/17/23  4,989
15,000,000 Svenska Handelsbanken Inc. , 5.04%, 7/13/23  14,674
17,000,000 Toronto-Dominion Bank , 5.16%, 10/23/23  16,378
5,700,000 TransCanada Pipelines Ltd. , 5.27%, 3/01/23  5,678
10,000,000 Westpac Banking Corporation. , 5.23%, 1/04/24  9,537
Total Commercial Paper (Cost - $364,941)
364,881
Corporate Bond (35%
)
Financial  (16%)
2,950,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , (U.S. Secured Overnight
Financing Rate + 0.680%), 5.00%, 9/29/23 (b) 2,933
4,950,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust 3NC1, 1.75%, 10/29/24  4,618
2,400,000 Ally Financial Inc. , 1.45%, 10/02/23  2,344
4,200,000 American Express Co. , (Secured Overnight
Financing Rate + 0.720%), 4.79%, 5/03/24 (b) 4,211
8,780,000 Australia & New Zealand Banking Group Ltd.
144A, 4.83%, 2/03/25 (a) 8,799
3,400,000 Banco Bilbao Vizcaya Argentaria SA , 0.88%,
9/18/23  3,310
2,127,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.790%), 5.56%, 3/05/24 (b) 2,128
9,000,000 Bank of America Corp. , (3 mo. Bloomberg Short-
Term Bank Yield Index + 0.430%), 4.96%,
5/28/24 (b) 8,952
6,265,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.740%), 0.81%, 10/24/24 (b) 6,061
8,950,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 5.01%, 4/22/25 (b) 8,906
6,425,000 Bank of Montreal , 5.20%, 12/12/24  6,470
5,340,000 Bank of Nova Scotia , (Secured Overnight
Financing Rate + 0.550%), 4.86%, 9/15/23 (b) 5,359
2,895,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 2,786
1,905,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  1,780
Principal
or Shares Security Description
Value
(000)
2,950,000 Blackstone Secured Lending Fund , 3.65%,
7/14/23  $ 2,930
150,000 BPCE SA 144A, 4.00%, 9/12/23 (a) 149
3,250,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 0.570%), 4.89%, 1/14/25 (a)
(b) 3,211
2,555,000 Brighthouse Financial Global Funding 144A,
0.60%, 6/28/23 (a) 2,509
6,435,000 Canadian Imperial Bank of Commerce , 0.45%,
6/22/23  6,327
4,470,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.400%), 4.71%,
12/14/23 (b) 4,471
8,940,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.420%), 4.74%,
10/18/24 (b) 8,902
5,285,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 0.690%), 4.96%,
12/06/24 (b) 5,234
2,070,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.686%), 0.78%, 10/30/24 (b) 2,002
7,610,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.669%), 4.99%, 5/01/25 (b) 7,543
7,500,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.372%), 4.14%, 5/24/25 (b) 7,417
7,265,000 Commonwealth Bank of Australia , 5.08%,
1/10/25  7,324
1,291,000 First Abu Dhabi Bank PJSC , 1.38%, 2/19/23
GBP (c)(e) 1,590
6,640,000 GA Global Funding Trust 144A, (U.S. Secured
Overnight Financing Rate + 0.500%), 4.79%,
9/13/24 (a)(b) 6,473
1,550,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 1,486
2,654,000 Goldman Sachs Group Inc. , (3 mo. LIBOR USD
+ 0.750%), 5.44%, 2/23/23 (b) 2,655
3,900,000 Goldman Sachs Group Inc. , 1.22%, 12/06/23  3,780
9,785,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.572%), 0.67%,
3/08/24 (b) 9,721
9,060,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.580%), 4.85%,
3/08/24 (b) 9,048
1,655,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  1,606
2,550,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  2,378
2,895,000 Jackson Financial Inc. , 1.13%, 11/22/23  2,802
7,135,000 Jackson National Life Global Funding 144A,
(U.S. Secured Overnight Financing Rate +
1.150%), 5.47%, 6/28/24 (a)(b) 7,167
8,215,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.580%), 4.90%, 3/16/24 (b) 8,218
2,621,000 JPMorgan Chase & Co. , (3 mo. LIBOR USD +
0.730%), 5.55%, 4/23/24 (b) 2,623
6,885,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.350%), 6.07%, 3/27/24 (a)(b) 6,890
3,890,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.710%), 5.03%,
10/14/25 (a)(b) 3,834
5,500,000 Mitsubishi UFJ Financial Group Inc. , 3.76%,
7/26/23  5,469
9,500,000 Mitsubishi UFJ Financial Group Inc. , 2.80%,
7/18/24  9,219

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
3,960,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 0.610%), 5.34%, 9/08/24 (b) $ 3,951
3,395,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.466%), 4.60%, 11/10/23 (b) 3,394
5,745,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.455%), 4.78%, 1/25/24 (b) 5,741
3,810,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.616%), 0.73%, 4/05/24 (b) 3,777
9,055,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.509%), 0.79%, 1/22/25 (b) 8,640
1,785,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 1,655
3,930,000 NatWest Markets PLC 144A, (U.S. Secured
Overnight Financing Rate + 0.530%), 4.66%,
8/12/24 (a)(b) 3,898
7,945,000 Omega Healthcare Investors Inc. , 4.38%,
8/01/23  7,915
6,300,000 OneMain Finance Corp. , 6.13%, 3/15/24  6,254
2,785,000 Protective Life Global Funding 144A, 0.50%,
4/12/23 (a) 2,763
1,550,000 Radian Group Inc. , 6.63%, 3/15/25  1,552
3,765,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 3,362
10,502,000 Santander UK PLC 144A, 1.63%, 2/12/23 (a) 10,492
2,350,000 Simon Property Group LP , 2.75%, 6/01/23  2,331
4,240,000 Skandinaviska Enskilda Banken AB 144A,
0.55%, 9/01/23 (a) 4,129
7,595,000 Sumitomo Mitsui Financial Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.430%),
5.75%, 1/13/26 (b) 7,643
2,330,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 0.80%,
9/12/23 (a) 2,270
4,625,000 Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S.
Secured Overnight Financing Rate + 0.440%),
4.75%, 9/16/24 (a)(b) 4,608
8,500,000 Toronto-Dominion Bank , 3.01%, 5/30/23
CAD (c) 6,354
2,270,000 Volkswagen Group of America Finance LLC
144A, 0.88%, 11/22/23 (a) 2,191
7,275,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 5.64%, 4/25/26 (b) 7,309
311,864
Industrial  (14%)
3,170,000 7-Eleven Inc. 144A, 0.63%, 2/10/23 (a) 3,167
4,205,000 7-Eleven Inc. 144A, 0.80%, 2/10/24 (a) 4,021
9,223,000 AbbVie Inc. , 2.85%, 5/14/23  9,169
4,423,000 Aetna Inc. , 2.80%, 6/15/23  4,388
1,550,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
2/15/23 (a) 1,550
7,805,000 American Honda Finance Corp. , (3 mo. LIBOR
USD + 0.150%), 4.81%, 2/22/23 (b) 7,805
6,380,000 American Honda Finance Corp. , (3 mo. LIBOR
USD + 0.280%), 5.09%, 1/12/24 (b) 6,380
4,580,000 American Honda Finance Corp. , (U.S. Secured
Overnight Financing Rate + 0.920%), 5.24%,
1/12/26 (b)(f) 4,599
607,000 Avery Dennison Corp. , 0.85%, 8/15/24  571
1,510,000 Ball Corp. , 5.25%, 7/01/25  1,504
1,735,000 Baxter International Inc. , 0.87%, 12/01/23  1,678
2,590,000 Baxter International Inc. , (Secured Overnight
Financing Rate + 0.440%), 4.65%, 11/29/24 (b) 2,549
Principal
or Shares Security Description
Value
(000)
3,385,000 BMW U.S. Capital LLC 144A, (Secured
Overnight Financing Rate + 0.530%), 4.85%,
4/01/24 (a)(b) $ 3,375
6,540,000 Boeing Co. , 4.51%, 5/01/23  6,530
5,800,000 Boeing Co. , 1.43%, 2/04/24  5,591
3,375,000 Broadcom Corp./Broadcom Cayman Finance Ltd. ,
3.63%, 1/15/24  3,328
4,600,000 Canadian Tire Corp. Ltd. , 3.17%, 7/06/23
CAD (c) 3,430
1,550,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,550
1,255,000 CNH Industrial Capital LLC , 1.95%, 7/02/23  1,239
2,135,000 Conagra Brands Inc. , 0.50%, 8/11/23  2,085
3,000,000 Daimler Truck Finance Canada Inc. , 1.85%,
12/15/23 CAD (c) 2,189
3,115,000 Daimler Truck Finance North America LLC
144A, 1.13%, 12/14/23 (a) 3,012
4,610,000 Daimler Truck Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.750%), 5.06%, 12/13/24 (a)(b) 4,584
3,580,000 Daimler Truck Finance North America LLC
144A, 5.20%, 1/17/25 (a) 3,600
1,740,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 1,660
3,815,000 Fidelity National Information Services Inc. ,
0.38%, 3/01/23  3,803
2,095,000 Ford Motor Credit Co. LLC , 5.58%, 3/18/24  2,082
1,300,000 Ford Motor Credit Co. LLC , 3.66%, 9/08/24  1,253
1,340,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  1,318
3,600,000 Ford Motor Credit Co. LLC , (U.S. Secured
Overnight Financing Rate + 2.950%), 7.27%,
3/06/26 (b) 3,633
1,550,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,533
3,745,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  3,583
4,765,000 General Motors Financial Co. Inc. , (U.S. Secured
Overnight Financing Rate + 0.620%), 4.94%,
10/15/24 (b) 4,687
5,640,000 General Motors Financial Co. Inc. , (Secured
Overnight Financing Rate + 1.300%), 5.62%,
4/07/25 (b) 5,595
1,365,000 Genuine Parts Co. , 1.75%, 2/01/25  1,284
2,264,000 Gilead Sciences Inc. , 0.75%, 9/29/23  2,202
3,180,000 GlaxoSmithKline Capital PLC , 0.53%, 10/01/23  3,090
645,000 Graphic Packaging International LLC , 4.13%,
8/15/24  635
1,550,000 HCA Inc. , 5.38%, 2/01/25  1,557
6,500,000 Honda Canada Finance Inc. , 2.54%, 3/01/23
CAD (c) 4,878
3,215,000 Humana Inc. , 0.65%, 8/03/23  3,144
2,500,000 Huntington Ingalls Industries Inc. , 0.67%,
8/16/23  2,441
5,000,000 Hyundai Capital America 144A, 0.80%,
4/03/23 (a) 4,966
2,805,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 2,735
8,340,000 Hyundai Capital America 144A, 0.80%,
1/08/24 (a) 8,004
4,840,000 Illumina Inc. , 0.55%, 3/23/23 (f) 4,811
1,020,000 Infor Inc. 144A, 1.45%, 7/15/23 (a) 998
2,075,000 JDE Peet's NV 144A, 0.80%, 9/24/24 (a) 1,917
3,775,000 Martin Marietta Materials Inc. , 0.65%, 7/15/23  3,698
5,501,000 Mercedes-Benz Finance North America LLC
144A, 3.35%, 2/22/23 (a) 5,498

Principal
or Shares Security Description
Value
(000)
1,550,000 Meritage Homes Corp. , 6.00%, 6/01/25  $ 1,560
7,425,000 Microchip Technology Inc. , 0.97%, 2/15/24  7,109
3,620,000 Microchip Technology Inc. , 0.98%, 9/01/24  3,391
6,880,000 Nissan Motor Acceptance Co. LLC 144A, (3 mo.
LIBOR USD + 0.640%), 5.37%, 3/08/24 (a)(b) 6,818
1,550,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,470
1,875,000 PerkinElmer Inc. , 0.55%, 9/15/23  1,818
3,345,000 PerkinElmer Inc. , 0.85%, 9/15/24  3,132
4,910,000 PTC Inc. 144A, 3.63%, 2/15/25 (a) 4,714
1,865,000 Quanta Services Inc. , 0.95%, 10/01/24  1,737
3,640,000 Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (a) 3,701
2,910,000 Royalty Pharma PLC , 0.75%, 9/02/23  2,837
6,200,000 Ryder System Inc. , 3.40%, 3/01/23  6,195
5,855,000 Siemens Financieringsmaatschappij NV 144A,
0.40%, 3/11/23 (a) 5,829
1,470,000 Skyworks Solutions Inc. , 0.90%, 6/01/23  1,447
1,845,000 Stryker Corp. , 0.60%, 12/01/23  1,779
3,680,000 Take-Two Interactive Software Inc. , 3.30%,
3/28/24  3,607
1,815,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) 1,810
4,515,000 Thermo Fisher Scientific Inc. , (Secured
Overnight Financing Rate + 0.530%), 4.85%,
10/18/24 (b) 4,505
465,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  463
1,550,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,524
3,500,000 Toyota Credit Canada Inc. , 2.64%, 3/27/24
CAD (c) 2,562
3,035,000 Toyota Motor Credit Corp. , (U.S. Secured
Overnight Financing Rate + 0.750%), 5.05%,
12/11/23 (b)(f) 3,043
1,550,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  1,546
3,085,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 2,998
2,465,000 VMware Inc. , 0.60%, 8/15/23  2,409
3,775,000 VMware Inc. , 1.00%, 8/15/24  3,550
5,500,000 Volkswagen Group of America Finance LLC
144A, 3.13%, 5/12/23 (a) 5,473
2,000,000 VW Credit Canada Inc. , 1.20%, 9/25/23
CAD (c) 1,466
4,850,000 Warnermedia Holdings Inc. 144A, 3.43%,
3/15/24 (a) 4,748
2,650,000 Warnermedia Holdings Inc. 144A, (Secured
Overnight Financing Rate + 1.780%), 6.09%,
3/15/24 (a)(b) 2,658
1,610,000 Westlake Corp. , 0.88%, 8/15/24  1,508
266,306
Utility  (5%)
4,705,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (a) 4,537
12,100,000 AltaGas Ltd. , 3.57%, 6/12/23 CAD (c) 9,042
1,160,000 American Electric Power Co. Inc. M, 0.75%,
11/01/23  1,124
1,720,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  1,662
2,500,000 Atmos Energy Corp. , 0.63%, 3/09/23  2,490
2,020,000 Baker Hughes Holdings LLC/Baker Hughes Co.-
Obligor Inc. , 1.23%, 12/15/23  1,957
3,160,000 CenterPoint Energy Inc. , (Secured Overnight
Financing Rate + 0.650%), 4.78%, 5/13/24 (b) 3,124
Principal
or Shares Security Description
Value
(000)
2,150,000 CenterPoint Energy Resources Corp. , 0.70%,
3/02/23  $ 2,143
4,115,000 Chevron USA Inc. , (3 mo. LIBOR USD +
0.200%), 4.85%, 8/11/23 (b) 4,115
1,105,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 1,032
2,065,000 Dominion Energy Inc. D, (3 mo. LIBOR USD +
0.530%), 5.30%, 9/15/23 (b) 2,068
6,620,000 Enbridge Inc. , (U.S. Secured Overnight
Financing Rate + 0.400%), 4.56%, 2/17/23 (b) 6,620
2,905,000 Enbridge Inc. , 0.55%, 10/04/23  2,819
3,375,000 Enbridge Inc. , (Secured Overnight Financing
Rate + 0.630%), 4.79%, 2/16/24 (b) 3,364
2,000,000 Energy Transfer LP , 3.60%, 2/01/23  2,000
4,230,000 Energy Transfer LP , 4.25%, 3/15/23  4,227
1,379,000 Entergy Louisiana LLC , 0.62%, 11/17/23  1,333
1,550,000 EQT Corp. , 6.13%, 2/01/25  1,567
1,970,000 EQT Corp. , 5.68%, 10/01/25  1,975
1,390,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 1,358
2,525,000 GSK Consumer Healthcare Capital U.S. LLC ,
(U.S. Secured Overnight Financing Rate +
0.890%), 5.21%, 3/24/24 (b) 2,520
1,550,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 1,516
1,855,000 OGE Energy Corp. , 0.70%, 5/26/23  1,830
2,690,000 Oklahoma Gas and Electric Co. , 0.55%, 5/26/23  2,653
4,350,000 Phillips 66 , 0.90%, 2/15/24  4,170
3,610,000 Pioneer Natural Resources Co. , 0.55%, 5/15/23  3,566
2,345,000 Public Service Enterprise Group Inc. , 0.84%,
11/08/23  2,269
4,700,000 Southern Co. 2021, (Secured Overnight
Financing Rate + 0.370%), 4.49%, 5/10/23 (b) 4,697
9,500,000 Southern Co. 21-A, 0.60%, 2/26/24  9,079
7,500,000 TransCanada PipeLines Ltd. , 3.69%, 7/19/23
CAD (c) 5,603
1,356,141 Transocean Sentry Ltd. 144A, 5.38%, 5/15/23 (a) 1,347
4,480,000 Vistra Operations Co. LLC 144A, 4.88%,
5/13/24 (a) 4,427
102,234
Total Corporate Bond (Cost - $691,373)
680,404
Mortgage Backed (5%
)
4,132,759 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 5.39%, 1/18/36 (a)(b) 3,975
3,647,466 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 5.31%, 9/25/31 (a)(b) 3,621
2,273,031 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.034%), 5.51%, 10/15/36 (a)(b) 2,264
9,021,664 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.014%),
5.50%, 2/15/38 (a)(b) 8,901
2,500,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.264%),
5.75%, 2/15/38 (a)(b) 2,420
5,359,530 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 6.51%,
6/15/34 (a)(b) 4,976
1,880,129 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 6.66%,
11/25/39 (a)(b) 1,866

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
5,541,624 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 5.16%,
12/25/41 (a)(b) $ 5,485
6,351,764 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.200%), 5.51%,
1/25/42 (a)(b) 6,292
3,395,597 Connecticut Avenue Securities Trust 2022-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.750%), 7.06%,
5/25/42 (a)(b) 3,453
3,550,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.230%), 5.69%, 5/15/36 (a)(b) 3,516
2,691,223 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 5.86%, 4/25/34 (a)(b) 2,686
801,700 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 4.61%, 3/25/25 (b) 800
580,113 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.700%), 5.01%,
8/25/33 (a)(b) 579
2,991,782 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 5.06%,
10/25/33 (a)(b) 2,974
4,461,015 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 5.96%,
1/25/34 (a)(b) 4,416
15,191,094 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 5.16%,
9/25/41 (a)(b) 14,670
1,703,476 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 5.31%,
1/25/42 (a)(b) 1,672
5,895,073 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 5.61%,
2/25/42 (a)(b) 5,857
415,026 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 6.41%,
1/25/50 (a)(b) 414
353,459 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 6.36%,
2/25/50 (a)(b) 353
1,172,318 Freddie Mac STACR Trust 2019-FTR2 144A,
(1 mo. LIBOR USD + 0.950%), 5.46%,
11/25/48 (a)(b) 1,167
117,631 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 1.950%), 6.46%,
10/25/49 (a)(b) 118
699,261 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.800%), 5.11%, 8/25/33 (a)(b) 698
Principal
or Shares Security Description
Value
(000)
1,794,359 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 5.56%, 1/25/34 (a)(b) $ 1,792
2,950,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. LIBOR
USD + 1.160%), 5.62%, 7/15/36 (a)(b) 2,888
1,714,152 LoanCore Issuer Ltd. 2021-CRE4 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.914%), 5.19%, 7/15/35 (a)(b) 1,695
960,081 New Residential Mortgage Loan Trust 2017-5A
144A, (1 mo. LIBOR USD + 1.500%), 6.01%,
6/25/57 (a)(b) 947
3,350,000 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 5.91%, 4/25/34 (a)(b) 3,316
6,950,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 5.29%, 3/15/36 (a)(b) 6,675
1,457,157 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 6.16%, 11/25/31 (a)(b) 1,442
208,776 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 6.16%, 4/25/43 (a)(b) 209
4,557,516 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 6.91%, 2/25/47 (a)(b) 4,583
Total Mortgage Backed (Cost - $108,766)
106,720
U.S. Government Agency (7%
)
50,000,000 Federal Home Loan Bank Discount Notes ,
4.23%, 2/08/23 (d) 49,957
40,500,000 Federal Home Loan Bank Discount Notes ,
4.30%, 2/15/23 (d) 40,430
25,000,000 Federal Home Loan Bank Discount Notes ,
4.32%, 2/22/23 (d) 24,933
6,000,000 Federal Home Loan Bank Discount Notes ,
4.45%, 3/01/23 (d) 5,978
10,000,000 Federal Home Loan Bank Discount Notes ,
4.48%, 3/03/23 (d) 9,961
Total U.S. Government Agency (Cost - $131,271)
131,259
U.S. Treasury (10%
)
20,000,000 U.S. Treasury Bill , 4.02%, 2/02/23 (d) 19,998
50,000,000 U.S. Treasury Bill , 4.62%, 4/13/23 (d) 49,555
30,000,000 U.S. Treasury Bill , 4.67%, 5/16/23 (d) 29,605
40,000,000 U.S. Treasury Bill , 4.80%, 8/03/23 (d) 39,061
50,000,000 U.S. Treasury Bill , 4.69%, 1/25/24 (d) 47,784
2,000,000 U.S. Treasury Note , 0.26%, 12/15/23  1,921
Total U.S. Treasury (Cost - $187,966)
187,924
Investment Company (2%
)
17,450,849 Payden Cash Reserves Money Market Fund* 17,451
2,726,002 Payden Floating Rate Fund, SI Class* 26,224
Total Investment Company (Cost - $44,451)
43,675
Total Investments (Cost - $2,021,559) (102%)
2,002,914
Liabilities in excess of Other Assets (-2%)
(35,189)
Net Assets (100%) $ 1,967,725
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(c) Principal in foreign currency.

(d) Yield to maturity at time of purchase.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $3,675 and the total market value of the collateral held by the Fund is $3,774. Amounts in 000s.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 17,908
USD  13,293 HSBC Bank USA, N.A. 03/15/2023 $ 170
USD 6,652
CAD  8,628 Citibank, N.A. 05/30/2023 160
USD 1,171
CAD  1,519 HSBC Bank USA, N.A. 03/01/2023 29
USD 22,220
CAD  29,211 HSBC Bank USA, N.A. 03/15/2023 259
USD 3,603
CAD  4,673 HSBC Bank USA, N.A. 07/06/2023 85

Liabilities:
USD 1,536 GBP  1,309 Citibank, N.A. 02/21/2023 (78)
USD 9,199 CAD  12,316 HSBC Bank USA, N.A. 06/12/2023 (69)
USD 5,702 CAD  7,638 HSBC Bank USA, N.A. 07/19/2023 (49)
USD 2,264 CAD  3,028 HSBC Bank USA, N.A. 12/15/2023 (20)
USD 3,773 CAD  5,063 State Street Bank & Trust Co. 03/01/2023 (34)
(250)
Net Unrealized Appreciation (Depreciation)
$453
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 2-Year Note Future 200 Mar-23 $ (41,130) $ (146) $ (146)